Registration No.___-_____
                                                               ICA No. ___-_____

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                             |X|

                           Pre-Effective Amendment No.                     [ ]
                          Post-Effective Amendment No.                     [ ]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                         |X|

                           Pre-Effective Amendment No.                     [ ]
                          Post-Effective Amendment No.                     [ ]

                        (Check Appropriate Box or Boxes)

                              STOCKJUNGLE.COM TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       3805 SOUTH CANFIELD AVENUE, SUITE B
                          CULVER CITY, CALIFORNIA 90232
               --------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (310) 841-4010
              ---------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                                  Michael Miola
                          American Data Services, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788
                     ---------------------------------------
                     (Name and Address of Agent For Service)

                                 With a copy to:

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
                 -----------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                          SHARES OF BENEFICIAL INTEREST
                     -------------------------------------
                     (Title of Securities Being Registered)

         It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

                              STOCKJUNGLE.COM TRUST

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM FREE S&P 500 INDEX FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                       REGISTRATION STATEMENT ON FORM N-1A

              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A


ITEM NO.    CAPTION IN PROSPECTUS
--------    ---------------------

    1       Front and Back Cover Pages
    2       Investment Objectives and Policies
    3       Transaction and Operating Expense Table
    4       Investment Objectives and Policies
    5       Dividends and Distributions; Performance Comparisons
    6       Management
    7       How to Purchase Shares; How to Redeem Shares; Shareholder Services;
            Dividends and Distributions; Valuation of Shares; Tax Status and
            General Information
    8       Not Applicable
    9       Not Applicable


            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
            ----------------------------------------------

   10       Cover Page and Table of Contents
   11       Investment Objectives, Policies and Restrictions
   12       Directors and Executive Officers
   13       Ownership of Common Stock
   14       Investment Advisory and Other Services
   15       Portfolio Transactions and Allocation of Brokerage
   16       Ownership of Common Stock
   17       Net Asset Value and Public Offering Price; Redemption of Shares
   18       Taxation
   19       Investment Advisory and Other Services
   20       Performance Comparisons
   21       Financial Statements

                              STOCKJUNGLE.COM TRUST

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM FREE S&P 500 INDEX FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                                   PROSPECTUS

                              _______________, 1999


STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of a select number of U.S. corporations that have consistently demonstrated fundamental investment value and hold the strongest competitive position in various business sectors identified by StockJungle.com Investment Advisors, Inc. (the "Adviser"). In addition, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stock of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors.

STOCKJUNGLE.COM FREE S&P 500 INDEX FUND seeks to provide investors, at no cost, investment results equivalent to the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

STOCKJUNGLE.COM PURE PLAY INTERNET FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of U.S. Internet companies with the largest market capitalizations.

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND seeks to provide investors with capital appreciation by investing in a diversified portfolio of common stocks of U.S. companies with market capitalizations of no less than $100 million which have been identified to StockJungle.com, Inc., the parent of the Adviser, by visitors to the StockJungle.com website and are then screened and selected by the Adviser for investment by the Fund.

Each of the StockJungle.com Funds are designed and created primarily for investment by on-line investors. Shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest only through means of electronic delivery.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----
RISK RETURN SUMMARY............................................................3
FEES AND EXPENSES OF EACH FUND.................................................6
STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND.....................................8
STOCKJUNGLE.COM FREE S&P 500 INDEX FUND .......................................9
STOCKJUNGLE.COM PURE PLAY INTERNET FUND.......................................10
STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND ..................................11
MAIN RISKS....................................................................12
MANAGEMENT ORGANIZATION AND CAPITAL STRUCTURE.................................16
VALUATION OF SHARES...........................................................18
HOW TO PURCHASE SHARES........................................................18
HOW TO REDEEM SHARES..........................................................20
SHAREHOLDER SERVICES..........................................................22
DIVIDENDS AND DISTRIBUTIONS...................................................23
TAX STATUS....................................................................24
PERFORMANCE INFORMATION.......................................................24
GENERAL INFORMATION...........................................................25
CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT..................................25
COUNSEL AND INDEPENDENT AUDITORS..............................................25
FOR MORE INFORMATION..........................................................26

                               RISK/RETURN SUMMARY

INVESTMENT SUMMARY

1.    STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
      ------------------------------------------

     INVESTMENT OBJECTIVE:
     ---------------------

-- The Fund seeks to provide investors with long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGY:
     ------------------------------

-- Long-term investment in the common stocks of a select number of U.S. companies that have consistently demonstrated fundamental investment value and hold the strongest competitive position in various business sectors as determined by the Adviser. The Fund may also invest in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors.

     PRINCIPAL INVESTMENT RISKS:
     ---------------------------

-- MARKET RISK. The net asset value of this Fund will fluctuate based on changes in the value of the securities in which the Fund invests. Market prices of these securities may be adversely affected by an issuer's having experienced losses or by the lack of earnings or the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.

-- EMERGING LEADERS. Although the Fund will focus on investment in the common stocks of U.S. companies which have established themselves as leaders in traditionally strong business sectors, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller and less developed but potentially important business sectors. These companies may include issuers with small or mid-sized capital structures (generally a market cap of $5 billion or less). Consequently, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. The net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities declines.

-- NON-DIVERSIFICATION. This Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

2.   STOCKJUNGLE.COM FREE S&P 500 INDEX FUND
     ----------------------------------------

     INVESTMENT OBJECTIVE:
     ---------------------

-- The Fund seeks to provide investors with a total return equivalent to that of the S&P 500 Index.

     PRINCIPAL INVESTMENT STRATEGY:
     ------------------------------

--     Replicate the holdings of the S&P 500 Index.

-- Provide investors with a total return equivalent to that of the S&P 500 Index by offering the Fund free of all charges to the investor.

     PRINCIPAL INVESTMENT RISK:
     --------------------------

-- MARKET RISK. The net asset value of the Fund will fluctuate based on changes in the value of the individual securities comprising the S&P 500 Index. The U.S. stock markets upon which these securities are listed are generally susceptible to volatile fluctuations in market price. Increased volatility of these securities may adversely affect the value of the Fund's shares and could result in the loss of a portion of your investment.


3.   STOCKJUNGLE.COM PURE PLAY INTERNET FUND
     ---------------------------------------

-- The Fund seeks to provide investors with long-term capital appreciation.

     PRINCIPAL INVESTMENT STRATEGY:
     ------------------------------

-- Investment in the common stocks of U.S. companies which have the largest market capitalizations and whose principal business is directly related to or substantially dependent upon the Internet and/or the World Wide Web ("WWW").


     PRINCIPAL INVESTMENT RISKS:
     ---------------------------

-- MARKET VOLATILITY AND SECTOR RISK. The value of this Fund's shares are susceptible to factors affecting the Internet and WWW business sectors such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of these sectors. Furthermore, securities of companies in this sector tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.

4.   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
     --------------------------------------------

     INVESTMENT OBJECTIVE:
     ---------------------

--       The Fund seeks to provide investors with capital appreciation.

     PRINCIPAL INVESTMENT STRATEGY:
     ------------------------------

-- Investment in a diversified portfolio of the common stocks of those U.S. companies having market capitalizations of no less than $100 million and whose identity has been provided to the parent of the Adviser by visitors to the StockJungle.com website and then screened and selected by the Adviser for investment by the Fund.

     PRINCIPAL INVESTMENT RISKS:
     ---------------------------

-- RELIANCE ON COMMUNITY INTELLIGENCE. The effectiveness of this Fund's investment strategy is directly contingent upon widespread participation by visitors to the StockJungle.com website and their submission of detailed and reasoned analyses which identify bona fide potential investments for the Fund. There are no assurances that visitors to the website will participate or provide such detailed and reasoned analyses or that the Adviser will be able to successfully screen the information provided and select appropriate securities for this Fund.

-- VOLATILITY OF U.S. MARKETS. The net asset value of this Fund can be expected to fluctuate based on changes in the value of the securities in which the Fund invests. The U.S. stock market is generally susceptible to volatile fluctuations in market price. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Fund may invest) often fluctuate more than prices of larger companies.

-- SHORT SALES TRANSACTIONS. The Adviser will screen each analysis submitted by visitors to the StockJungle.com website prior to selecting those which the Adviser believes present bona-fide investment opportunities. These analysis selected by the Adviser may involve investment strategies requiring the Adviser to take short positions in target securities which may or may not include "boxed positions". Investment via short positions presents the risk that if the stock markets move against the short position the Fund will be more susceptible to a sudden and significant decline in the net asset value of the Fund. The Fund is limited in its investment in futures contracts effecting short sales to the extent that the aggregate initial futures margin and premiums may not exceed 10% of the value of the Fund's net assets.

                 FEES AND EXPENSES OF THE STOCKJUNGLE.COM FUNDS

     The following table describes the fees that you may pay if you buy and hold shares of each of the Funds:

                                                                         STOCKJUNGLE.COM
                                                                         ---------------


                                                 MARKET          FREE           PURE PLAY      COMMUNITY
                                                 LEADERS         S&P 500         INTERNET     INTELLIGENCE
                                                  FUND           INDEX             FUND          FUND
                                                                 FUND(1)
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES
(PAID DIRECTLY FROM YOUR INVESTMENTS):
Maximum Sales Load Imposed on Purchases            None           None            None           None
(as a percentage of the offering price)
Redemption Fee
(for shares held less than 120 days)               2.00%          2.00%           2.00%          2.00%

ESTIMATED ANNUAL FUND
OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS, AS A PERCENTAGE OF NET ASSETS):
                                                   1.00%          None            1.00%          1.00%
Management Fees(2)
Distribution Fees(2)                                .__%          None             .__%           .__%
Other Expenses(2)                                   .__%          None             .__%           .__%
Total Estimated Fund Operating Expenses(2)        1.00 %          None            1.00%          1.00%
-----------------------------------------------------------------------------------------------------------

EXAMPLE:

     THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH
FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

         THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH FUND FOR THE TIME
PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE
PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR
AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. NEITHER THE 5% RATE OF
RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR
FUTURE RETURNS AND EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

 --------

     (1) The Adviser receives no Management Fee and is responsible for the payment of all fees of the StockJungle.com Free S&P 500 Index Fund.

     (2) The Adviser's Management Fees with respect to each of the StockJungle.com Market Leaders Fund, StockJungle.com Pure Play Internet Fund and StockJungle.com Community Intelligence Fund are "all inclusive" which means that the Adviser is responsible for the payment of all of a Fund's other expenses, including the Distribution Fees and Other Expenses, and, as a result, each Fund's Total Fund Operating Expenses will not exceed 1% of the Fund's average daily net assets.



STOCKJUNGLE.COM            STOCKJUNGLE.COM            STOCKJUNGLE.COM                STOCKJUNGLE.COM
MARKET LEADERS FUND     FREE S&P 500 INDEX FUND    PURE PLAY INTERNET FUND      COMMUNITY INTELLIGENCE FUND
-------------------     -----------------------    -----------------------      ---------------------------

ONE YEAR    $______         ONE YEAR     $NONE       ONE YEAR    $_______            ONE YEAR   $__________
                                         ------
THREE YEARS $_____          THREE YEARS  $NONE       THREE YEARS $_______            THREE YEARS $________
                                         -----


         YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

STOCKJUNGLE.COM            STOCKJUNGLE.COM            STOCKJUNGLE.COM                STOCKJUNGLE.COM
MARKET LEADERS FUND     FREE S&P 500 INDEX FUND    PURE PLAY INTERNET FUND      COMMUNITY INTELLIGENCE FUND
-------------------     -----------------------    -----------------------      ---------------------------

ONE YEAR    $______         ONE YEAR     $NONE       ONE YEAR $________              ONE YEAR    $________
                                         ----
THREE YEARS $_____          THREE YEARS  $NONE       THREE YEARS $______             THREE YEARS $________
                                         -----


PERFORMANCE

TO DATE, THERE IS NO PRIOR PERFORMANCE FOR ANY FUND.

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND

                                                         Ticker Symbol: ________

INVESTMENT STRATEGY

         The StockJungle.com Market Leaders Growth Fund invests substantially all of its assets but in no event less than 80% of such assets in a non-diversified portfolio of the common stocks of approximately 15 to 20 U.S. companies which, in the opinion of the Adviser, have consistently demonstrated fundamental investment value and hold the strongest competitive position in their respective business sectors. In addition, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors. To achieve its investment objective, the Fund invests primarily in common stocks, but also may invest in preferred stocks and convertible preferred stocks of such companies and other equity securities having the characteristics of common stocks such as Standard & Poor's Depositary Receipts ("SPDRs") and DIAMONDS. Under adverse market conditions or for liquidity or temporary defensive purposes, this Fund may invest a significant portion of its net assets in U.S. Government securities, money market instruments or similar short-term securities.

         The Adviser focuses on the market leaders of core industries which have consistent operating histories, strong management teams and favorable long-term growth prospects. The Adviser evaluates and selects the common stocks of companies on an individual basis in order to identify market leaders which have consistently demonstrated fundamental investment value. In assessing the strength of a company's competitive position, the Adviser may consider such factors as technology leadership, market share, rights to patents and other intellectual property, strength of management, marketing prowess and product development capabilities. The Adviser also determines which sectors should be represented in the Fund's portfolio and will purchase or sell a portfolio security if the Adviser believes that a particular sector should or should not be included in the Fund's investments.

         This Fund is committed to long-term investment. The Adviser will utilize a buy and hold approach, generally maintaining its position in the company's stock without regard to day-to-day fluctuations in the market. However, the Adviser will frequently re-evaluate portfolio holdings, as it deems necessary, and will typically sell a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.

         PORTFOLIO TURNOVER. The frequency of this Fund's portfolio transactions will vary from year to year. However, since the Fund's investment policies emphasize long-term investment in the securities of established companies with strong competitive positions and whose securities consistently demonstrate fundamental investment value, the Adviser does not anticipate frequent changes in investments and the Fund's portfolio turnover rate is expected to be relatively low. The Adviser expects that the annual portfolio turnover rate for the StockJungle.com Market Leaders Growth Fund will be approximately 25%.

                     STOCKJUNGLE.COM FREE S&P 500 INDEX FUND

                                                         Ticker Symbol: ________
INVESTMENT STRATEGY

         The StockJungle.com Free S&P 500 Index Fund seeks to replicate the composition and total return of the S&P 500 Index at absolutely no cost to investors. Under normal market conditions, the Fund invests all of its net assets in the common stock of the companies which comprise the S&P 500 Index ("S&P 500 Index Securities"). The S&P 500 Index is comprised of the common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States and is a widely recognized unmanaged index of common stock prices. As a result, the Fund is diversified in terms of industry, size, liquidity and other relevant characteristics. The Fund will initially, however, invest primarily in SPDRS until it has sufficient assets (which the Adviser believes is approximately $3 million) to invest its assets directly in S&P 500 Index Securities in furtherance of its investment objective.

         The Adviser employs a passive investment management approach and does not intend to change the composition of the Fund's equity portfolio based on its own economic, financial or market analysis. Although the Adviser will attempt to remain fully invested in the common stock of the companies comprising the S&P 500 Index or SPDRS, under adverse market conditions or for liquidity or temporary or defensive purposes, the Adviser may invest a significant portion of the Fund's net assets in U.S. Government securities or short-term money market instruments.

         The Adviser offers this Fund at absolutely no cost to the investor. As a condition of its no-cost feature, the Adviser requires that, with the exception of executing purchases and sales of this Fund's shares, every investor must interface with the Fund exclusively on-line. All Fund reports, statements and prospectuses must be downloaded or viewed electronically. The investor may also view Fund trading activity as it occurs in real time. As a result of the Fund's no-cost feature, the investor has the opportunity to realize a return on investment equivalent to the return of the S&P 500 Index as opposed to investing in other S&P Index funds which charge investors for investment management, brokerage commissions, transaction fees or other costs of investing and which provide a return adversely affected by such fees and expenses.

         PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year and depend on changes made to the S&P 500 Index. Historically, the S&P 500 Index has experienced relatively low portfolio turnover and it is expected that this will continue. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions. However, in this case, the Fund is being offered to the investor at no cost and therefore all transaction and investment costs will be paid by the Adviser. Therefore, in the case of the Free S&P 500 Index Fund, higher portfolio turnover will not have any impact on the investor.

                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND

                                                         Ticker Symbol: ________

         The StockJungle.com Pure Play Internet Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of the common stocks of U.S. Internet companies identified by the Adviser as having the largest market capitalizations. Internet companies for purposes of investment by the Fund include companies principally engaged in businesses that design, develop and/or manufacture hardware and software products and services for the Internet and the WWW. To achieve its investment objective, the Fund invests primarily in common stocks, but also may invest in preferred stocks and convertible preferred stocks of Internet companies and other equity securities having the characteristics of common stocks such as SPDRs and DIAMONDS. Although the Fund intends to invest substantially all of its net assets in equity securities, it may invest up to 20% of its net assets in U.S. Government securities, high quality money market instruments and repurchase agreements. Under adverse market conditions or for liquidity or temporary or defensive purposes, the Fund may invest a significant portion of its net assets in U.S. Government securities, high quality money market instruments or similar short-term securities.

         The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The WWW, which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within the WWW and to other WWW documents. The Adviser believes that the Internet is the emerging frontier interlinking computers, telecommunications and broadcast media. Consequently, there are vast opportunities for continued growth in demand for components, products, media, services and systems to assist, facilitate, enhance, store, process, record, reproduce, retrieve and distribute information, products and services for use by businesses, institutions and consumers.

         The StockJungle.com Pure Play Internet Fund will invest in U.S. Internet companies based on the size of their market capitalization and their designation by the Adviser as a "Pure Play Internet" company. The market capitalization of the companies in which the Fund invests is reevaluated on a frequent basis as deemed appropriate by the Adviser. Should the Adviser's evaluation reveal significant changes in market capitalizations among portfolio companies, the Adviser will seek to adjust the Fund's portfolio accordingly.

         The Adviser, in its sole discretion, will determine whether a certain company is a "Pure Play Internet" company and, accordingly, whether it is eligible for investment by the Fund. As a general rule, the Fund will be limited to investing in companies whose principal business is directly related to or substantially dependent on the Internet and/or WWW and will not invest in companies which have only a peripheral or secondary business interest in those sectors.

         PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year and depend on changes in the market capitalizations of companies designated by the Adviser as "Pure Play Internet" companies. Historically, Internet stocks have been subject to higher than normal market volatility which may result in relatively high portfolio turnover. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions. The StockJungle.com Pure Play Internet Fund expects that its annual portfolio turnover rate will be approximately 50%.

                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                                                           Ticker Symbol: ______

INVESTMENT STRATEGY

         The StockJungle.com Community Intelligence Fund invests in a diversified portfolio of the common stocks and other equity securities of those U.S. companies that have been identified to StockJungle.com, Inc., the parent of the Adviser, by visitors to the StockJungle.com website and are then screened and selected by the Adviser for investment by the Fund.

         StockJungle.com has established a website on the Internet through which it offers a wide array of products and services. One section of the website has been designated by StockJungle.com as a community forum in which visitors to the website can suggest investment opportunities and ideas by posting short written analyses about companies that they believe would make bona-fide investments. Participants will be asked to provide the reasons why they believe a particular company would make a good investment. StockJungle.com will pass information posted in the community forum on to the Adviser for consideration as possible investments by this Fund. The Adviser believes that there exists a vast amount of knowledge and experience among the visitors to StockJungle.com's website and that by seeking input through this website it will have increased access to a greater breadth of investment ideas for the Fund's portfolio. The Adviser, in its sole discretion, then determines whether and to what extent the common stock of any company identified should be purchased or sold by this Fund.

         Under normal market conditions, the Fund invests at least 85% of its net assets in the securities recommended on the StockJungle.com website and selected for investment by the Adviser. Investments by the Fund are limited to shares of equity securities of U.S. companies with market capitalizations of no less than $100 million. The Fund's portfolio may, from time to time, include shares of common stocks, preferred stocks and convertible preferred stocks of the companies identified by participants and other equity securities that have the characteristics of common stocks such as SPDRs and DIAMONDS. For liquidity purposes or pending the purchase of investments in accordance with its policies, the Fund may, from time to time, invest a portion of the Fund's assets in U.S. Government securities or money market instruments.

         PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments and the Fund's portfolio turnover rate may be significantly higher than that of most other mutual funds. These transactions may also result in realization of taxable capital gains, much or all of which are short-term capital gains subject to federal and state taxation as ordinary income and not eligible for favored long term capital gains tax treatment. Higher portfolio turnover rates resulting from actively trading portfolio securities will generally result in higher transaction costs, including brokerage commissions- relevance. The Adviser expects that the annual portfolio turnover rate for the StockJungle.com Community Intelligence Fund will be approximately 100%.

         Additional information concerning the investment strategies of each Fund can be found in the Statement of Additional Information ("SAI").

                                   MAIN RISKS

         GENERAL
         -------

         INVESTING IN MUTUAL FUNDS. All mutual funds carry a certain amount of risk. You may lose money on your investment in any of the StockJungle.com Funds. The following describes the primary risks that are common to the StockJungle.com Funds summarized above as well as risks which are particular to each Fund as a result of each Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. In addition, you should be aware that none of the Funds has any operating history and the Adviser has no prior experience in serving as an investment adviser to a mutual fund.

         MARKET RISK. The net asset value of each of the Funds will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Funds' shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

         YEAR 2000 PROBLEM. Virtually all operations of the Funds are computer reliant. Therefore, each of the Funds could be adversely affected if the computer systems used by the Adviser, the Fund's other service providers or persons with whom the Funds transact business do not properly process and calculate date-related information and data on or after January 1, 2000 ("Year 2000 Problem"). Further, because the Year 2000 Problem can potentially affect virtually all organizations, the companies or entities in which the Funds invest could also be adversely affected. Failure to adequately address this issue could have potentially serious repercussions to each Fund and your investment. The Adviser is in the process of working with each Fund's service providers to prepare for the Year 2000 Problem and are taking steps reasonably designed to address any Year 2000 Problem-related issue. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be Year 2000 compliant. Although the Adviser does not anticipate that the Year 2000 Problem will have a material impact on the Adviser's and other service provider's abilities to provide uninterrupted service to investors, there can be no assurance that steps taken in preparation for the Year 2000 Problem will be sufficient to avoid any adverse impact on the Funds or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Funds or in global markets or economies generally.

         INVESTMENT IN NEW AND UNSEASONED COMPANIES. With the exception of the StockJungle.com Free S&P 500 Index Fund, each Fund may invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.

         OTHER SECURITIES A FUND MIGHT PURCHASE. Under normal market conditions, each Fund will invest at least 80% of its total assets in equity securities, consisting of common stocks or securities having the characteristics of common stocks. If the Adviser believes that market conditions warrant a temporary defensive posture, or for liquidity purposes, each of the Funds may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is contained in the SAI.

         SECURITIES LENDING. Each Fund may lend its portfolio securities to broker-dealers by entering into lending arrangements or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Fund engaged in securities lending if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

         STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND RISKS
         ------------------------------------------------

         NON-DIVERSIFICATION. The StockJungle.com Market Leaders Growth Fund is classified as "non-diversified" under federal securities laws which means that one-half of the Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Fund's total assets. As a result of its non-diversified status, the Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

         EMERGING LEADERS/RISK OF INVESTMENT IN SMALL AND MID-CAP COMPANIES. Although the Fund will focus on investment in the common stocks of U.S. companies which have established themselves as leaders in traditionally strong business sectors, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller and less developed but potentially important business sectors. These companies may include issuers with small or mid-sized capital structures (generally a market cap of $5 billion or less). Consequently, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. The net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities declines.

         STOCKJUNGLE.COM FREE S&P 500 INDEX FUND RISKS
         ---------------------------------------------

         PASSIVE MANAGEMENT OF FUND. With regard to the purchase of S&P 500 Index Securities and the StockJungle.com Free S&P 500 Index Fund's replication of the holdings of the S&P 500 Index, the Adviser employs a passive investment management approach and does not change the composition of the portfolio's equity position based on its own economic, financial or market analysis. The inclusion of a security in the Fund's portfolio does not reflect an opinion by the Adviser regarding the particular security's attractiveness as an investment. In the event that a particular S&P 500 Index Security underperforms or suffers a sharp decline in market value, the Fund may not liquidate the investment unless such liquidation is also reflected in the S&P 500 Index. Under these circumstances, the net asset value of the Fund may decline, negatively impacting the value of your investment.

         USE OF SPDRS. The Fund may invest a substantial portion of its assets in SPDRs (known as "Spiders") until it has sufficient assets (approximately $3 million) to buy S&P 500 Index Securities in perfect correlation to the S&P 500 Index. SPDRs are based on the S&P 500 Index, a U.S. benchmark for professional investors. The SPDR Trust is a unit investment trust sponsored by a wholly owned subsidiary of the American Stock Exchange, Inc. that holds shares of all the companies in the S&P 500 and closely tracks the price performance and dividend yield of the Index. SPDRs are subject to risks similar to those of holders of other diversified stock portfolios including the primary consideration that the general level of stock prices may decline, and thus the value of SPDRs, because they represent interests in a broadly based stock portfolio, will also decline. Furthermore, although the SPDR is designed to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index, the SPDR Trust may not be able to exactly replicate the performance of the S&P 500 Index because of SPDR Trust expenses and other factors.

         STOCKJUNGLE.COM  PURE PLAY INTERNET FUND RISKS
         ----------------------------------------------

         SECTOR RISK. The value of the Pure Play Internet Fund's shares will be susceptible to factors affecting the Internet and WWW business sectors. These sectors may be subject to greater governmental regulation than many other industries and changes in government policies and the need for regulatory approvals may have a material effect on the products and services of these sectors. In addition, because of its narrow industry focus, the Fund's performance is closely tied to, and affected by, these sectors. Companies in an industry are often faced with the same obstacles, issues or regulatory burdens and their securities react similarly and move in unison to these and other market conditions. As a result of these factors, securities in which the Fund invests are more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.

         INVESTMENT IN SMALL AND MID-CAP COMPANIES. Although securities of large and well-established companies principally engaged in the Internet sector will be held in the Fund's portfolio, the Fund will also invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities, the net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

         STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND RISKS
         -------------------------------------------------

         RELIANCE ON RECOMMENDATIONS. The Adviser will invest in securities identified to its parent company by visitors to the StockJungle.com website. The effectiveness of the Fund's investment strategy is contingent upon the ongoing participation by visitors to this website and the submission of detailed and reasoned analyses which identify bona-fide potential investments for the Fund. There are no assurances that the contest will attract either such participation or detailed financial information that will be useful to the Adviser for purposes of investing the Fund's assets and the Fund cannot give any assurance that its investment objective will be achieved.

         SHORT SALES. The Adviser will screen each analysis submitted by visitors to the StockJungle.com website prior to selecting those which the Adviser believes present bona-fide investment opportunities. These analysis selected by the Adviser may involve investment strategies requiring the Adviser to take short positions in target securities which may or may not include "boxed positions". For example, at times, the Fund may hold short positions in securities traded in the U.S. markets whose aggregate market value, together with the market value of any stock index puts, and the market value of any stock indexes on which short positions in futures contracts are held, approximates the value of the Fund's net assets, or which is substantially less than the value of the Fund's net assets, with any balance of the Fund's assets held in some combination of money market instruments or money market funds. At other times, the Fund may hold long-term equity positions by purchasing shares of other equity mutual funds and securities traded in U.S. markets, for example, whose aggregate market value approximates the Fund's net assets, or which is substantially less than the value of the Fund's net assets, with the balance of the Fund's assets invested in fixed income mutual funds, money market instruments and "boxed positions" in which a short position and a long position in the same security offset each other, thereby eliminating market risk for those positions. At still other times, the Fund may hold some long positions and some short positions, but the aggregate market value of these securities will typically not exceed the value of the Fund's net assets. Investment via short positions presents the risk that if the stock markets move against the short position the Fund will be more susceptible to a sudden and significant decline in the net asset value of the Fund. The Fund is limited in its investment in futures contracts to the extent that the aggregate initial futures margin and premiums may not exceed 10% of the value of the Fund's net assets.

         EXCESSIVE PORTFOLIO TURNOVER. If the Adviser determines that it is prudent to invest in numerous securities identified to the parent of the Adviser by visitors to the StockJungle.com website, the Fund may be subject to a significantly higher portfolio turnover rate than that of most other mutual funds. The strategies of the Adviser contemplate the possibility of more frequent trading at the end of each month in order to enter new positions or modify existing positions in accordance with the Fund's investment policies. Frequent portfolio turnover may involve significant expenses and costs for the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may also result in realization of taxable capital gains, much or all of which will be short-term capital gains subject to federal and state taxation as ordinary income and not eligible for favored long term capital gains tax treatment.


                  MANAGEMENT ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

         StockJungle.com Investment Advisors, Inc. has been retained under an Investment Advisory Agreement with StockJungle.com Trust (the "Trust") on behalf of each Fund to serve as each Fund's investment adviser, subject to the authority of the Board of Trustees. The Adviser is a privately-held investment advisory and money management company, registered as an investment adviser with the Securities and Exchange Commission. The Adviser's principal office is located at 3805 South Canfield Avenue, Suite B, Culver City, California 90232. The Adviser can also be contacted by telephone at (310) 841-4010.

         The Adviser provides each Fund with investment advice and supervises the Fund's management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of each Fund. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of each Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

PORTFOLIO MANAGERS

         Each of the Funds is co-managed by Messrs. Michael Witz and Gordon Gustafson. Michael J. Witz, President of the Adviser and Chairman and CEO of the Adviser's parent company, StockJungle.com, Inc., joined the Adviser in February of 1999. In 1998, Mr. Witz was a Senior Analyst at Financial Resources Group, Inc., the exclusive provider of investment banking services to Inc. Magazine. Mr. Witz graduated from the University of California, Santa Barbara in 1995.

         Gordon Gustafson joined the Adviser as a Senior Financial Analyst in February, 1999. Mr. Gustafson, who graduated from the University of California, Los Angeles, in 1993 with a B.A. in Economics, previously worked for Red Planet as a Production Coordinator and Production Manager from 1996 to 1999.

MANAGEMENT FEE AND OTHER EXPENSES

         Under the Investment Advisory Agreement, the StockJungle.com Market Leaders Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund each pay the Adviser monthly in arrears an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets. The 1.0% investment advisory fee serves as an all-inclusive fee out of which the Adviser will be responsible to pay each of these Funds' operating expenses. Therefore, none of these Funds is required to pay any expenses such as fees for transfer agency, administrative or shareholder servicing, legal insurance, audit, and director's fees or operating costs such as printing, mailing and registration fees. The Adviser does not receive any management fee for the StockJungle.com Free S&P 500 Index Fund and is responsible for the payment of all fees and expenses which accrue in connection with the management and operation of this Fund. See the SAI for a more detailed discussion of the management fee and other expenses.


ADMINISTRATOR

         The Administrator is American Data Services, Inc. ("ADS" or the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $6 billion of total assets through its offices in New York, Denver and Los Angeles.

         ADS provides all administrative services necessary for each Fund, subject to the supervision of the Trust's Board of Trustees.

         For the services rendered to each Fund by the Administrator, the Adviser pays the Administrator, on behalf of each Fund, an annual monthly fee equal to___% of the daily average net assets of such Fund. The Adviser also pays the Administrator for any out-of-pocket expenses. In addition, the Administrator serves as each Fund's transfer agent and performs fund accounting services for which it is paid separately by the Adviser. For additional information, see "Custodian, Transfer Agent and Dividend Agent."


DISTRIBUTOR

         ADS Distributors, Inc. ("the Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Trust to serve as the distributor of each Fund's shares. The Distributor will be paid by the Adviser an annual fee equal to $_______ and will be responsible for the promotional and advertising expenses related to the distribution of each Fund's shares and for the printing of each Fund prospectus used in connection with the distribution and sale of each Fund's shares. The Distributor will use its annual fees, together with the distribution and service plan fees it receives to pay these expenses and compensate financial intermediaries for providing distribution assistance with respect to the sale of each Fund's shares. See "MANAGEMENT OF FUND" in the SAI.

                               VALUATION OF SHARES

         Each Fund computes its respective net asset value (or price per share) on each day the NYSE is open for business. The calculation is made as of the regular close of the NYSE (currently 4:00 p.m., New York time).

         Each Fund's securities for which market quotations are readily available are valued at market value. Fund securities for which market quotations are not considered readily available, are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Trustees, which pricing service determines valuations for normal and institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         Short-term investments held by any of the Funds that mature in sixty
(60) days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Trustees.


                             HOW TO PURCHASE SHARES

GENERAL PURCHASE INFORMATION

         Shares of each Fund are sold on a continuous basis. The minimum initial investment for each Fund is $200.00. The maximum investment by any investor in the Free S&P 500 Index Fund is limited to $10,000. A Fund may waive or reduce its minimum initial investment from time to time. If funds are received after the close of business, the purchase will become effective on the next business day. The purchase price paid for each Fund's shares is the next determined net asset value of the shares after the order is placed. See "NET ASSET VALUE" herein.

         Additional investments of $100 or more may be made at any time by purchasing shares of each Fund at net asset value by mailing a check to the appropriate Fund at the address noted under "PURCHASES BY MAIL" or by wiring monies to the clearing bank as outlined below from the bank with which the shareholder has an account and which is a member of the Federal Reserve system with instructions to transmit federal funds by wire to the appropriate Fund. Once a shareholder acquires an interest in the StockJungle.com Free S&P 500 Index Fund which is equivalent to $10,000, however, no further purchases in that Fund will be permitted.

PURCHASES BY TELEPHONE

         To open an account by telephone, call (877) 732-7696 to obtain an account number and instructions. Information, including the appropriate federal tax identification number, concerning the account will be taken over the phone. Subject to acceptance by the Transfer Agent, shares of each Fund may be purchased by wiring immediately available federal funds (subject to the minimum investment, and in the case of the

StockJungle.com Free S&P 500 Index Fund, the maximum investment amount) to The Chase Manhattan Bank from your bank which may charge a fee for doing so (see instructions below). You should provide your bank with the following information for purposes of wiring your investment:

                            The Chase Manhattan Bank
                              Huntington, New York
                                 ABA# 021000021
                            Account# _______________
                              F/B/O [NAME OF FUND]
                              Shareholder Account #

         You are required to mail a signed application to the Transfer Agent at the address listed below in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund whose shares are being purchased, and the Custodian and the Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received by the Fund. There is presently no fee for the receipt of wired funds, but each Fund reserves the right to charge shareholders for this service.


PURCHASES BY MAIL

         Subject to acceptance by the Transfer Agent, an account may be opened by completing and signing an account application and mailing it to the appropriate Fund at the address noted below, together with a check (subject to the particular Fund's minimum investment, and in the case of the StockJungle.com Free S&P 500 Index Fund, the maximum investment amount) payable to:

                                 [NAME OF FUND]
                        c/o American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

         Payment for the purchase of shares received by mail will be credited to your account at the net asset value per share next determined after receipt. Such payment need not be converted into federal funds (monies credited to a Fund's custodian bank by a Federal Reserve Bank) before acceptance by the Fund's Transfer Agent. In the event that there are insufficient funds to cover a check, such prospective investor will be assessed a $15.00 charge.

         All purchases of each Fund's shares will be made in full and fractional shares calculated to three decimal places. No Fund will issue stock certificates evidencing ownership of its shares.

                              HOW TO REDEEM SHARES

GENERAL REDEMPTION INFORMATION

         Your shares will be redeemed at the net asset value next determined after receipt of your instructions in "good order" as explained below. Each Fund's net asset value will fluctuate on a daily basis.

         To redeem your shares, you may either contact the Fund's Administrator with an oral request or send a written request directly to the Transfer Agent. This request should contain: the dollar amount or number of shares to be redeemed, your Fund account number and either a social security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. A signature guarantee is required for redemptions over $5,000. Please contact the Transfer Agent or refer to the SAI for more details.

         Shares of each Fund may be redeemed by mail, or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by each Fund.

BY MAIL

         Each Fund will redeem its shares at the net asset value next determined after the request is received in "good order." Requests should be addressed to:
StockJungle.com Trust/StockJungle.com Market Leaders Growth Fund, StockJungle.com Free S&P 500 Index Fund, StockJungle.com Pure Play Internet Fund or StockJungle.com Community Intelligence Fund, as the case may be, c/o American Data Services, Inc., P.O.
Box 5536, Hauppauge, NY 11788-0132.

         Requests in "good order" must include the following documentation:

         (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed signed by all registered owners of the shares in the exact names in which they are registered;

         (b) any required signature guarantees (see "SIGNATURE GUARANTEES" below); and

         (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

      To protect your account, each Fund and the Transfer Agent from fraud, signature guarantees are required to enable a Fund to verify the identity of the person who has authorized a redemption of $5,000 or more from an account. Signature guarantees are also required for redemptions when the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, and in cases of share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Shareholders may contact each Fund at (877) 732-7696 for further details.

BY TELEPHONE

      If the Telephone Redemption Option has been authorized, you may redeem your shares by calling the appropriate Fund and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Provided that the Transfer Agent employs reasonable procedures to confirm that the instructions are genuine, you bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The procedures employed by the Funds in connection with transactions initiated by telephone may include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

PAYMENT OF REDEMPTION PROCEEDS

         After your shares have been redeemed, proceeds will normally be mailed within three (3) business days. In no event will payment be made more than seven
(7) days after receipt of your order in "good order", except that payment may be postponed or the right of redemption suspended for more than seven (7) days under unusual circumstances, such as when trading is not taking place on the NYSE. Payment of redemption proceeds may also be delayed if the shares to be redeemed were purchased by a check drawn on a bank which is not a member of the Federal Reserve System until such time as the check has cleared the banking system (normally up to fifteen (15) days from the purchase date).

         If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make a payment, wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC.

REDEMPTION FEE

         Each series of the StockJungle.com Trust is designed for long-term investors. They are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt a fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by a fund at generally the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up a fund's transactions costs -- measured by both commissions and bid/ask spreads -- which are borne by the remaining long-term investors. Moreover, short-term sales have tax consequences that would be borne by the remaining shareholders. For these reasons, the Funds each assess a 2.00% fee on the redemption of shares held for less than 120 days. No fee is charged for shares held for more than 120 days. Redemption Fees will be paid to the fund to help offset transaction costs.

         The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, profit-sharing plans, and money purchase Pension Plans). This fee also does not apply to shares held in IRA accounts.

         To calculate Redemption Fees, each Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, a redemption fee will be assessed. In determining the "120 day" provision, the fund will use the anniversary date of a transaction. Thus, for example, shares purchased on January 3, 2000, would be subject to a 2% fee if they were redeemed on or prior to April 28, 2000. Shares redeemed on or after May 1, 2000, the next business day, would not be subject to any redemption fee.

INVOLUNTARY REDEMPTION

         Each Fund reserves the right to redeem your account at any time the net asset value of the account falls below $200 as the result of a redemption or exchange request. You will be notified in writing prior to any such involuntary redemption and will be allowed thirty (30) days to make additional investments before the redemption is processed.

                              SHAREHOLDER SERVICES

         We offer several shareholder service options listed on the account application which make your account easier to manage. Please make note of these options and select the ones that are appropriate for you.

AUTOMATIC INVESTMENT PROGRAM

         You may arrange to make additional automated purchases of each Fund's shares. You can automatically transfer $100 or more per month from your bank, savings and loan or other financial institution to purchase additional shares. You should contact the Administrator, your broker-dealer or financial institution or the Transfer Agent to obtain authorization forms or for additional information.

TAX-QUALIFIED RETIREMENT PLANS

         Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

         [ ] Individual Retirement Accounts ("IRAs"), Simple IRAs and Roth IRAs;
         [ ] 403(b) plans for employees of public school systems and non-profit organizations;
         [ ] 401(k) Plans; or
         [ ] Profit-sharing plans and pension plans for corporations and other employees.

         You can also transfer your tax-deferred plan to us from another company or custodian. Call or write the Transfer Agent or the Administrator for a "REQUEST TO TRANSFER" form.

CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION VIA ELECTRONIC DELIVERY

         The Funds each provide electronically delivered confirmations of all of your purchases or redemptions of each Fund's shares. In addition, you will receive electronically delivered account statements on a quarterly basis from the Transfer Agent. You will also receive various IRS forms after the first of each year detailing important tax information and each Fund will supply electronically delivered annual and semi-annual reports that list securities held by that Fund and include its then current financial statements.

         Each of the StockJungle.com Trust Funds have been designed and created primarily for investment by on-line investors. Accordingly, each Fund requires shareholders to consent to the receipt of all shareholder information about the Fund electronically in order to reduce the higher costs of paper-based information delivery. Shareholder information may, from time to time, include, for purposes of electronic delivery, prospectuses, financial reports, confirmations and financial statements. Notwithstanding the above, each Fund reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor.


                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually. Distributions from capital gains are made after applying any available capital loss carry-overs.

         As a shareholder in any of the Funds described above, you can choose from three distribution options:

         -- Reinvest all distributions in additional shares;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions, if any, in additional shares; or

         -- Receive all distributions in cash.

          You can change your distribution option by notifying the Fund in writing. If you do not select an option when you open your account, all distributions will be reinvested in additional shares of the Fund at net asset value. You will receive a statement via electronic delivery confirming reinvestment of distributions in additional shares promptly following the end of each calendar year.

          If a check representing a distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in one of the other Funds. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund in which you were invested at the then-current net asset value per share. Similarly, if correspondence sent by a Fund or the Transfer Agent is returned as "undeliverable," all Fund distributions will automatically be reinvested in the Fund in which you were invested.


                                   TAX STATUS

          Each Fund is treated as a corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Each Fund intends to qualify and to elect to be treated as a regulated investment company. If so qualified, no StockJungle.com Fund will be liable for federal income taxes to the extent they distribute taxable income to shareholders.

          Distributions by the StockJungle.com Funds are generally taxable to shareholders as ordinary income. Interest income from direct investment by non-corporate taxpayers in United States Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states may tax mutual fund dividends attributable to such income.

          Any redemption of a Fund's shares is a taxable event that may result in a capital gain or loss.

          For a more detailed discussion of the federal income tax consequences of investing in shares of any of the StockJungle.com Funds, see "TAXATION" in the SAI. Before investing in any of these Funds, you should consult your tax adviser regarding the consequences of your local and state tax laws.


                             PERFORMANCE INFORMATION

         Each Fund's investment performance may, from time to time, be included in advertisements about such Fund. "Total Return" for the one (1), five (5) and ten (10) year periods (or for the life of each Fund, if shorter) through the most recent quarter represents the average annual compounded rate of return on an investment of $1,000 in each Fund invested at the public offering price. Total return may also be presented for other periods.

         All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio and each Fund's operating expenses. Investment performance also often reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. A Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI for additional information concerning performance.

                               GENERAL INFORMATION

GENERAL

         StockJungle.com Market Leaders Growth Fund, StockJungle.com Free S&P 500 Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund are each a series of StockJungle.com Trust, a Massachusetts business trust.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

         _______________ serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of any of the Funds. American Data Services, Inc., the Administrator, also acts as each Fund's transfer and dividend agent. The Adviser pays the Administrator the greater of $______ per month or $______ per year per account, plus out-of-pocket expenses for rendering such transfer and dividend agency services.


                        COUNSEL AND INDEPENDENT AUDITORS

         Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of each Fund, are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. [NAME/ADDRESS OF ACCOUNTANTS], have been selected as independent accountants for each Fund.

                              FOR MORE INFORMATION
                              STOCKJUNGLE.COM TRUST

STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
SEC FILE NUMBER ___-_______

STOCKJUNGLE.COM PURE PLAY INTERNET FUND
SEC FILE NUMBER ___-_______

STOCKJUNGLE.COM FREE S&P 500 INDEX FUND
SEC FILE NUMBER ___-_______

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
SEC FILE NUMBER ___-_______

More Information on each of these Funds is available free upon request, including the following:

ANNUAL AND SEMIANNUAL REPORTS

Describes each Fund's performance, lists each Fund's holdings and contains a letter from each Fund's Investment Adviser discussing recent market conditions, economic trends and strategies that significantly affect a particular Fund's performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference herein (and is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE:
(877) 732-7696

ON THE INTERNET:

Text only versions of each Fund's documents can be viewed online or downloaded from:

SECURITIES AND EXCHANGE COMMISSION:                  HTTP://WWW.SEC.GOV
STOCKJUNGLE.COM, INC.                                HTTP://WWW.STOCKJUNGLE.COM


You can also obtain copies by visiting the SEC's Public Reference Room in Washington D.C. (phone at (1) (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                              STOCKJUNGLE.COM TRUST

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM FREE S&P 500 INDEX FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                               _____________, 1999


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Objective, Policies and Restrictions...............................2
Trustees and Executive Officers..............................................11
Investment Advisory and Other Services.......................................13
Portfolio Transactions and Allocation of Brokerage...........................16
Taxation.....................................................................18
Ownership of Shares..........................................................19
Purchase of Shares...........................................................19
Dividends and Distributions..................................................20
Net Asset Value .............................................................20
Performance Comparisons......................................................20
Redemption of Shares.........................................................23
Counsel and Independent Auditors.............................................24
Other Information............................................................24


This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus dated _________, 1999, as may be amended from time to time, of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Free S&P 500 Index Fund, StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund, individually or collectively, a "Fund" or the "Funds"), each a series of StockJungle.com Trust (the "Trust"). StockJungle.com Investment Advisors, Inc. (the "Adviser") is the investment adviser to each Fund.


Each of the Funds is designed and created primarily for investment by on-line investors. Shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest only through means of electronic delivery. A copy of the Prospectus for these Funds may be obtained on-line at HTTP://WWW.STOCKJUNGLE.COM or from each Fund by writing c/o American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or by calling (516) 951-0500.

                INVESTMENT OBJECTIVE, POLICIES, AND RESTRICTIONS

         STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of a select number of U.S. corporations that have consistently demonstrated fundamental investment value and hold the strongest competitive position in various business sectors identified by the Adviser. In addition, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) Of its net assets in the common stock of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors.



         STOCKJUNGLE.COM FREE S&P 500 INDEX FUND seeks to provide investors, at no cost, investment results equivalent to the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



         STOCKJUNGLE.COM PURE PLAY INTERNET FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of U.S. Internet companies with the largest market capitalizations.



         STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND seeks to provide investors with capital appreciation by investing in a diversified portfolio of common stocks of U.S. companies with market capitalizations of no less than $100 million which have been identified to StockJungle.com, Inc., the parent of the Adviser, by visitors to the StockJungle.com website and are then screened and selected by the Adviser for investment by the Fund.



         The discussion below supplements the information contained in the Prospectus with respect to the investment policies and primary risks that are common to each of the Funds as well as risks which are particular to each Fund as a result of such Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.



         INVESTMENT POLICIES AND ASSOCIATED RISKS
         ----------------------------------------

         Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.



         MUTUAL FUNDS AS PART OF AN INVESTMENT PROGRAM. None of the Funds, individually or collectively, is intended to constitute a balanced or complete investment program and the net asset value of each Fund's shares will fluctuate based on the value of the securities held by each Fund. Each of the Funds is subject to the general risks and considerations associated with equity investing as well as additional risks and restrictions discussed herein.



         EQUITY INVESTING. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. A decline in the general market value of the equity securities held by any of these Funds may result in an adverse effect on the value of your investment. There can be no assurances that the Funds will be able to absorb (without significant loss of a portion of your investment), the potentially negative effects of such market decline.



         YEAR 2000 PROBLEM. Virtually all operations of the Funds are computer reliant. Therefore, each of the Funds could be adversely affected if the computer systems used by the Adviser, the Fund's other service providers or persons with whom the Funds transact business do not properly process and calculate date-related information and data on or after January 1, 2000 ("Year 2000 Problem"). Further, because the Year 2000 Problem can potentially affect virtually all organizations, the companies or entities in which the Funds invest could also be adversely affected. Failure to adequately address this issue could have potentially serious repercussions to each Fund and your investment. The Adviser is in the process of working with each Fund's service providers to prepare for the Year 2000 Problem and are taking steps reasonably designed to address any Year 2000 Problem-related issue. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be Year 2000 compliant. Although the Adviser does not anticipate that the Year 2000 Problem will have a material impact on the Adviser's and other service provider's abilities to provide uninterrupted service to investors, there can be no assurance that steps taken in preparation for the Year 2000 Problem will be sufficient to avoid any adverse impact on the Funds or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Funds or in global markets or economies generally.



         OTHER SECURITIES A FUND MIGHT PURCHASE. Under normal market conditions, each Fund will invest at least 80% of its total assets in equity securities, consisting of common stocks or securities having the characteristics of common stocks. If the Adviser believes that market conditions warrant a temporary defensive posture, or for liquidity purposes, each of the Funds may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is contained in the SAI.



         INVESTMENT IN NEW AND UNSEASONED COMPANIES. With the exception of the StockJungle.com Free S&P 500 Index Fund, each Fund may invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.



         CONVERTIBLE SECURITIES AND WARRANTS. Each of the StockJungle.com Market Leaders Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.



         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).



         STANDARD & POOR'S DEPOSITARY RECEIPTS AND DIAMONDS

         Each Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

         The StockJungle.com Market Leaders Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund may each also invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per- DIAMONDS basis.



         SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by the Funds. Moreover, these Funds' investment in SPDRs and/or DIAMONDS may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic due to transaction costs and other Fund expenses. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts. Under these type circumstances, the value of the SPDRs or DIAMONDS held by each of the Funds will have a negative impact on the net asset value of the Funds.



         SHORT-TERM INVESTMENTS. While seeking desirable equity mutual fund investments or common stocks whose price history and expected performance lend themselves to the Adviser's method for investment or for liquidity or temporary defensive purposes, each Fund may invest in money market funds and/or money market instruments consisting of the following:



         BANK CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by any of the Funds will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

         Domestic banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.



         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.



         GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.



         Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored instrumentalities if it is not obligated to do so by law.



         SHORT SALES. The StockJungle.com Community Intelligence Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not currently own or have the right to acquire.



         In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).



         Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.



         If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.



         The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.



         Short sales transactions may sometimes be executed by borrowing securities from margin accounts established by the Adviser for this purpose. Some interest may be charged within these margin accounts as a result of price fluctuations of boxed positions, even though no leverage is employed, since the offsetting long and short positions within that boxed position will generally offset each other's market risk.

         ILLIQUID SECURITIES. No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with each Fund's investment restrictions.



         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of each Fund's portfolio securities and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.



         RESTRICTED SECURITIES. The SEC Staff currently takes the view that any delegation by the Board of Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Trustees. It is the present intention of the Board of Trustees that, if the Board of Trustees decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Trustees would consider what action would be appropriate in light of the Staff's position at that time.



         REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of a Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), that Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).



         SECURITIES LOANS. Each Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. Each Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable that Fund to exercise voting rights on any matters materially affecting the investment. The Funds may also call such loans in order to sell the securities.



INVESTMENT RESTRICTIONS
-----------------------



         In addition to the investment objectives and policies set forth in the Prospectus and in this Statement of Additional Information, the Funds are each subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed with respect to any Fund individually, without the vote of a majority of that Fund's outstanding shares. Non- fundamental investment restrictions of a Fund may be changed by the Board of Trustees.



         As fundamental investment restrictions, the Funds will not:



       1. With the exception of the StockJungle.com Market Leaders Fund, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of a Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.



       2. Issue any senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), other than in connection with short sales as described above or as set forth in restriction number 4 below.



       3. Borrow amounts in excess of 10% of the cost or 10% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, a Fund may pledge or hypothecate not in excess of 15% of the value of its total assets.



       4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of each Fund's portfolio securities.



       5. Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts. This restriction shall not preclude the Funds from investing in banks or other financial institutions that have real estate or that buy and sell real estate.


       6. Make loans, in the aggregate, exceeding 25% of any Fund's total assets or lend any Fund's portfolio securities to broker-dealers if the loans are not fully collateralized or write call options on securities which are not fully covered.



       7. Invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any other mutual fund.



       8. Change the nature of its business so as to cease to be an investment trust.



       9. Purchase or retain securities of any issuer if any officer or trustee of the Trust or the Adviser owns individually more than one-half (1/2%) percent of the securities of that issuer, or collectively the officers and trustees of the Trust and Adviser together own more than 5% of the securities of that issuer.



       10. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of common stock of each Fund.



       11. Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in a particular industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government



       12. On a joint or joint and several basis, participate in any trading account in securities.


       13. Allow its Adviser or officers or trustees of itself or its Adviser to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of purchase.

       14. With the exception of the StockJungle.com Market Leaders Fund, StockJungle.com Community Intelligence Fund and StockJungle.com Pure Play Internet Fund, cause more than 5% of a Fund's total assets to be invested in the securities of companies that (including predecessors) have been in continuous operation for less than three years. This limitation shall not apply to securities issued or guaranteed by the U.S.
Government.



       15. Invest any portion of a Fund's assets in interests in oil, gas or other mineral exploration or developmental programs.



       The Funds are each subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.



       The Funds will not:



       1. Acquire securities for the purpose of exercising control over management.



       2. Invest more than 15% of its net assets in illiquid securities.



       Unless otherwise indicated, percentage limitations included in the restrictions apply at the time a Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in that Fund's net assets will not be considered in determining whether its has complied with its investment restrictions.





                         TRUSTEES AND EXECUTIVE OFFICERS



       The following table contains information concerning the trustees and officers of the Trust and their principal occupations during the past five years. Trustees who are interested persons, as defined by the 1940 Act, are indicated by asterisk.



NOTE:  IDENTITY AND DESCRIPTIONS OF THREE DISINTERESTED DIRECTORS TO COME



                                  POSITIONS HELD                 PRINCIPAL OCCUPATION
NAME AND ADDRESS                  WITH THE TRUST                 LAST FIVE YEARS


*Michael J. Witz (Age 27)         President, Secretary,          Chairman & CEO of
                                  and Chairman of the            StockJungle.com Investment
327 Arnaz Drive                   Board of Trustees              Advisors, Inc., a registered
                                                                 investment adviser and the
Los Angeles, California 90048                                    Adviser to the Funds






*Julian Smerkovitz (Age 38)       Vice President,                Director of StockJungle.com
                                  Treasurer and Trustee          Investment Advisors, Inc., a
600 Harbor Street, No. 5                                         registered investment adviser and
                                                                 the Adviser to the Funds
Venice, California 90291




         The members of the Audit Committee of the Board of Trustees are Messrs. ______________ and __________________. Mr. ______________ acts as the chairperson of such committee. The Audit Committee oversees each Fund's financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants.



         Those Trustees who are officers or employees of the Administrator or its affiliates receive no remuneration from the Funds. Each disinterested Trustee receives a fee from each of the Funds for each regular quarterly and in-person special meeting of the Board of Trustees attended. Members of the Board who are not affiliated with the Adviser or the Administrator receive an annual fee of $___________ plus $_____ for each Board meeting attended. Each Fund will pay a pro rata portion of the Trustees' fees and expenses based on the net assets of the Fund and the other series of the Trust. In addition, each Trustee who is not affiliated with the Adviser or the Administrator is reimbursed for expenses incurred in connection with attending meetings.



         The following table sets forth the estimated compensation expected to be received by each Trustee of the Trust during the fiscal year ending as of December 31, 1999.




TRUSTEE                           AGGREGATE ANNUAL ESTIMATED COMPENSATION
                                             FROM THE TRUST
--------                          ---------------------------------------

Michael J. Witz                              NONE
Julian Smerkovitz                            NONE
TO COME                                      $__________

1. There are no family relationships among the trustees, officers and/or management of the Trust or the Adviser.



                     INVESTMENT ADVISORY AND OTHER SERVICES



       The investment adviser for each of the Funds is StockJungle.com Investment Advisors, Inc., a Delaware corporation. The Adviser will act as such pursuant to a written agreement which, after its initial two-year period, must be annually reapproved by the Board of Trustees. The address of the Adviser is 3805 South Canfield Avenue, Suite B, Culver City, California 90232. The Adviser can also be contacted by telephone at (310) 841-4010.



CONTROL OF THE ADVISER



       The common stock of the Adviser is wholly-owned and controlled by StockJungle.com, Inc., a Nevada corporation. StockJungle.com, Inc. is the sponsor of the StockJungle.com website located at HTTP://WWW.STOCKJUNGLE.COM upon which that company offers a wide variety of products and services intended for use by investors with access to the Internet. Additional information regarding these products and services is available on the website.



INVESTMENT ADVISORY AGREEMENT



       The Adviser acts as the investment adviser to each Fund under an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party).



       The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Trustees of the Trust or by vote of a majority of the Trust's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Trust. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust, provided that in either event such continuance is also approved by a vote of a majority of the Trustees who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.



       Under the Investment Advisory Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Trustees of the Trust. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust and/or the Funds.

       The same security may be suitable for each of the Funds or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and account. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.



MANAGEMENT FEE AND OTHER EXPENSES



       Under the Investment Advisory Agreement, the StockJungle.com Market Leaders Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund will each pay the Adviser monthly in arrears an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets. The 1.0% investment advisory fee shall serve as an all-inclusive fee out of which the Adviser will be responsible to pay each of these Funds' operating expenses. Therefore, none of these Funds will be required to pay any expenses such as fees for transfer agency, administrative or shareholder servicing, legal insurance, audit, and director's fees or operating costs such as printing, mailing and registration fees. The Adviser will not receive any management fee for the StockJungle.com Free S&P 500 Index Fund and will be responsible for the payment of all fees and expenses which accrue in connection with the management and operation of this Fund.



ADMINISTRATOR



       The Administrator for each Fund is American Data Services, Inc. (the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds through its offices in New York, Denver and Los Angeles.



       Pursuant to an Administrative Service Agreement with the Trust on behalf of each Fund, the Administrator provides all administrative services necessary for the Funds, subject to the supervision of the Trust's Board of Trustees. The Administrator may provide persons to serve as officers of each Fund. Such officers may be trustees, officers or employees of the Administrator or its affiliates.



       The Administrative Service Agreement is terminable by the Board of Trustees or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

       Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of each Fund;
(ii) overseeing the performance of administrative and professional services to the Fund by others, including each Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of each Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with each Fund's counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing each Fund's tax returns, and preparing reports to each Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with each Fund's counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the distributor, which may be required to register or qualify, or continue the registration or qualification, of each Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.



       The Administrator, pursuant to the Accounting Service Agreement, provides each Fund with all accounting services, including, without limitation: (I) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of each Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among each Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of each Fund.



ADMINISTRATOR'S FEES



       For the administrative services rendered to the Funds by the Administrator, the Adviser pays the Administrator a monthly fee based on each Fund's average net assets. The Administrator will also provide certain accounting-related services to the Funds for which the Adviser will pay a monthly fee based on the Fund's average net assets, plus any out-of-pocket expenses for such services. These fees are set forth in the Funds' Prospectus.





CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT



       Star Bank, N.A. serves as custodian for each Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement with the Trust on behalf of each Fund, it is responsible for maintaining the books and records of each Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. American Data Services, Inc., the Administrator, also acts as each Fund's transfer and dividend agent.

DISTRIBUTION AGREEMENT



       Pursuant to a Distribution Agreement with the Trust on behalf of each Fund, ADS Distributors, Inc. (the "Distributor") has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of that Fund, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.





               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE



       Each Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each of the Funds.



       U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.



       In placing orders for the purchase and sale of portfolio securities for each Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Adviser will select broker-dealers including, the Distributor, to execute portfolio transactions on behalf of each Fund primarily on the basis of best price and execution.



       When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to any Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefitting one specific managed fund or account.

       Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of each Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.



       It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing funds. The management fees received by the Adviser from each Fund, other than the StockJungle.com Free S&P 500 Fund, are not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash. As the Adviser will be responsible for the payment of all fees and expenses of each Fund, the payment of any commissions or mark-ups to dealers or underwriters by the Adviser will not have any effect on the net asset value of a Fund or your investment.



       As permitted by Section 28(e) of the 1934 Act, the Adviser may pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for a Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser does not currently intend to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions or in cases where the Adviser is responsible for the payment of all fees and expenses of a Fund.



       Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                                    TAXATION



       Each of the Funds intends to qualify each year as a "regulated investment trust" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, no Fund will incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.



       Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.



       Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from each Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from any Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by a Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by each Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.



       Distributions paid by each Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by each Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when any Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of any Fund's investment return.



       Any redemption of a Fund's shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.

       Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.



       Ordinarily, distributions and redemption proceeds paid to fund shareholders are not subject to withholding of federal income tax. However, 31% of each Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.



       The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences. To determine whether any of the Funds is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.





                               OWNERSHIP OF SHARES



       Each share of each Fund has one vote in the election of Trustees. Cumulative voting is not authorized for any Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.



          On ___________, 1999, the Adviser invested $25,000 in shares of each Fund at $10.00 per share, as seed capital. The Adviser will control the Fund until public shareholders begin investing in each of the Funds thereby diluting the ownership of Fund shares by the Adviser.





                               PURCHASE OF SHARES



       Shares of the Funds may be purchased at the net asset value per share next determined after receipt of an order by each Fund's Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. Each Fund's minimum initial investment is $200 (except for retirement accounts for which the minimum initial investment is $100) and the minimum subsequent investment is $100.

                           DIVIDENDS AND DISTRIBUTIONS



       Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for each Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.



       Distributions from each Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.



       The net investment income of each Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.





                                 NET ASSET VALUE



       The method for determining each Fund's net asset value is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.





                             PERFORMANCE COMPARISONS



       Total return quoted in advertising and sales literature reflects all aspects of each Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in a Fund's net asset value during the period.



       Each Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                                  P(1 + T)n = ERV



Where:



          P        =                a hypothetical initial investment of $1000



          T        =                average annual total return



          n        =                number of years



          ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5-or 10-year periods (or fractions thereof).



       Because the Funds have not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.



       Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in each Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.



       In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.



       Each Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also each utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.



       The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.



         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.



         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3- year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.



         CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.



         Independent publications may also evaluate each Fund's performance. The Funds may from time to time each refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                              REDEMPTION OF SHARES



         Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted,
(c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.



         Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees, directors and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.



REDEMPTION FEE



         Each series of the StockJungle.com Trust is designed for long-term investors. They are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt a fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by a fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading generally drives up a fund's transactions costs -- measured by both commissions and bid/ask spreads -- which are borne by the remaining long-term investors. Moreover, short-term sales have tax consequences that would be borne by the remaining shareholders. For these reasons, the Funds each assess a 2.00% fee on the redemption of shares held for less than 120 days. No fee is charged for shares held for more than 120 days. Redemption Fees will be paid to the fund to help offset transaction costs.

         The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, profit-sharing plans, and money purchase Pension Plans). This fee also does not apply to shares held in IRA accounts.



         To calculate Redemption Fees, each Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, a redemption fee will be assessed. In determining the "120 day" provision, the fund will use the anniversary date of a transaction. Thus, for example, shares purchased on January 3, 2000, would be subject to a 2% fee if they were redeemed on or prior to April 28, 2000. Shares redeemed on or after May 1, 2000, the next business day, would not be subject to any redemption fee.



         Share purchases and redemptions are governed by Massachusetts law.





                       COUNSEL AND INDEPENDENT ACCOUNTANTS



         Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of each Fund, are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. [NAME/ADDRESS OF ACCOUNTANTS] has been selected as independent accountants for each of the Funds.



                                OTHER INFORMATION



         The Adviser has been recently registered with the Securities Exchange Commission (SEC) under the 1940 Act. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of any Fund or the Adviser by the SEC.



         For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS



                NOTE: AUDITED BALANCE SHEET OF THE TRUST TO COME

                                     PART C

ITEM 23. EXHIBITS.



             *(1)   Amended and Restated Agreement and Declaration of Trust;



             *(2)   Bylaws of the Trust;



              (3)   Not Applicable.



            **(4)   Investment Advisory Agreements.



            **(5)   Distribution Agreement.



              (6)   Not Applicable.



            **(7)   Custody Agreement.



            **(8.1) Administrative Service Agreement.



            **(8.2) Transfer Agency Agreement.



            **(9) Opinion of Spitzer & Feldman P.C. as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus.



            **(10)  Consent of  __________________, independent accountants.



              (11)  Not Applicable.



            **(12)  Subscription Letter.



              (13)  Not Applicable.



            **(14)  Financial Data Schedule.



              (15)  Not Applicable.



*    Filed herewith

** To be filed by Amendment.

ITEM     24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.



         Not applicable



ITEM 25. INDEMNIFICATION.



         (a) In accordance with Section 1 of Chapter 182 of the Massachusetts General Laws of the Commonwealth of Massachusetts, Sections 6.4 and 6.6 of the Registrant's Amended and Restated Agreement and Declaration of Trust, respectively, provide as follows:

         SECTION 6.4 The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
         (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         SECTION 6.6 The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         StockJungle.com Investment Advisors, Inc. serves as investment adviser to each Fund. Set forth below are the names of the directors and officers of the Adviser:



         Michael J. Witz                 Chairman, Chief Executive Officer and
                                         Director

         Brian A. Levy                   Chief Operating Officer

         Julian Smerkovitz               Chief Financial Officer and Director



ITEM 27. PRINCIPAL UNDERWRITER.



         (a) The principal underwriter of the Trust's shares currently acts as a principal underwriter for other investment companies.



         (b) The following table contains information with respect to each director, trustee, officer or partner of each principal underwriter named in the answer to Item 20:

                  (1)                   (2)                       (3)

         NAME AND PRINCIPAL     POSITIONS AND OFFICES     POSITIONS AND OFFICES
         BUSINESS ADDRESS*       WITH UNDERWRITER           WITH REGISTRANT



         Michael Miola*         Treasurer, Director              None
                                Chairman





*The Hauppauge Corporate Center
 150 Motor Parkway
 Hauppauge, NY 11788





ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.



         The accounts and records of the Trust required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Adviser at 3805 South Canfield Avenue, Suite B, Culver City, California 90232. The Adviser can also be contacted by telephone at (310) 841-4010; except transfer agency records which are maintained at the offices of the Administrator, American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of the Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.



ITEM 29. MANAGEMENT SERVICES.



         Not Applicable



ITEM 30. UNDERTAKINGS.



         Not Applicable

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of ______________ and State of California, on the __th day of June, 1999.



                              STOCKJUNGLE.COM TRUST





                                                     By:
                                                        ------------------------
                                                        Michael J. Witz, Trustee



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



 /S/ MICHAEL J.  WITZ         Chairman of the                    June 23, 1999
--------------------------    Board of Trustees
     Michael J.  Witz



 /S/ JULIAN SMERKOVITZ        Trustee                            June 23, 1999
----------------------
     Julian Smerkovitz









      The above persons signing as Trustees are all of the current members of the Trust's Board of Trustees.